SHARE EXCHANGE (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2013
Share Exchange Details Narrative
Acquired assets		$ 212,500
Estimated useful lives of amortized intangible assets	5 years